Commitments and Contingencies	12 Months Ended
Aug. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

25.   Commitments and Contingencies

(a)   Capital expenditure commitments

The Group has commitments for the construction of leasehold improvements associated with its study centers of RMB1,067 (US$156) as of August 31, 2020, which are expected to be paid within one year.

(b)   Contingencies

The Group is subject to a number of licensing requirements from different governmental authorities. Many local government authorities historically adopted different practices in granting educational permits to private schools or issuing business licenses to companies that provide after-school tutoring services and have yet to take a clear view on the interpretation and implementation of the Amended Law for Promoting Private Education that took effect on September 1, 2017.

25.  Commitments and Contingencies (continued)

(b)   Contingencies (continued)

As of August 31, 2020, some of the Group’s study centers have not received the requisite permits or registration licenses that are required by the relevant authorities in certain cities. The requisite permits for certain study centers are under renewal. In certain locations there are uncertainties with regard to whether the operating licenses the Company obtained have fully covered the business conducted by its study centers. The Group may be required to complete the rectification of such non-compliance by making timely application for the relevant permits or registration licenses for such study centers by the prescribed rectification timeframe. Specifically, the Group’s business operations in Shanghai must either be registered as for-profit entities or as not-for-profit entities. As a result, the Group needs to re-register or obtain new permits for all study centers in Shanghai by December 31, 2019.  Moreover, a few of the Group’s study centers lack fire safety permits and may be subject to administrative fines, be ordered to suspend operations of those study centers, or may have to break the Group’s existing leases. The Group may be required to obtain certain licenses and permits for the operation of online education programs according to relevant Chinese laws and regulations, for example, an ICP license. The Group is subject to warnings, fines or confiscation of gains derived from noncompliant operations if the Group do not obtain all of the required permits and licenses in time, and may be unable to continue operations at noncompliant study centers. In addition, PRC laws and regulations may require the Group's teachers to have requisite licenses, however, there are still a small number of teachers that have not yet obtained their teacher licenses due to various reasons. If the teachers of online courses do not fully comply with the qualification requirements for teacher licenses, or these teachers are teaching full-time at elementary and middle school at the same time, they may not be able to deliver the online courses, which would eventually adversely affect the delivery of the Group's tutoring services to students. If some of teachers, due to various reasons, are unable to apply for and obtain the requisite teacher licenses on a timely basis, or at all, the Group may be required to rectify such non-compliance and may not be able to continue to retain such teachers.

On August 6, 2018, the General Office of the State Council promulgated the Opinion of the General Office of the State Council on Regulating the Development of After-School Tutoring Institutions, or the After-School Tutoring Institutions Opinions, which came into effect on the same date. The After-School Tutoring Institutions Opinions places further emphasis on alleviation of after-school burden on primary and middle school students and puts forward further requirements to promote the normative development of after-school tutoring institutions. Some local authorities have promulgated rules to further implement the After-School Tutoring Institutions Opinions and strengthened supervision and administration on after-school tutoring institutions.

From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.

The After-School Tutoring Institutions Opinions are relatively new and there remain uncertainties in respect of their interpretation and implementation.

25.  Commitments and Contingencies (continued)

(b)   Contingencies (continued)

On July 12, 2019, the Ministry of Education (or “MOE”) and other five authorities issued The Implementation Opinion on Regulating After-School Online Tutoring, or the Implementation Opinion on Online Tutoring which provides requirements on the online after-school tutoring institutions mainly on filling requirements and examination and inspections that shall be undertaken by the online after-school tutoring institution, such as examination and inspections on the content of their platforms, the qualifications of the teachers, the security of information and lasting-time of the courses. The Implementation Opinion on Online Tutoring also regulates the fee policies, standards and refund policies on the online after-school tutoring institutions. Furthermore, on August 10, 2019, the MOE and other seven authorities issued the Opinion on Guiding and Regulating the Healthy Development of Online Education Applications, or the Opinion on Healthy Development of Online Education Applications, in which the filling requirements and examination and inspections requirement have been further strengthened. On November 11, 2019, the General Office of MOE promulgated the Administrative Measures for the Filing of Educational Apps, which further provided the detailed implementation rules with respect to such filing requirements under the Opinion on Healthy Development of Online Education Applications. On August 19, 2019 and October 8, 2019, separately, the Municipal Education Commissions of Tianjin and Beijing promulgated Rules of Tianjin Municipality for the Implementation of Online After-school Training Filing and Rules of Beijing Municipality for the Implementation of Online After-school Training Filing, providing specific administrative measures for institutions offering after-school training service only via internet to put on record. On February 24, 2020, the Shanghai Municipal Education Commission issued the Rules of Shanghai Municipality for the Implementation of Online After-school Training Filing.

To comply with these and other requirements, the Group need to make necessary adjustments to our business and operations, which could be costly and time-consuming. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.